Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000101539 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMIX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Growth Fund’s Institutional Class (WCMIX) returned 20.90%, underperforming the MSCI ACWI ex US index by ~-1,148 basis points. The MSCI ACWI ex US index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Energy, Consumer Staples, Real Estate, and Health Care. Conversely, the Fund’s underweight exposure to Financials and Materials and overweight exposure to Communication Services detracted. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials was the primary contributor to relative performance. Conversely, selection in Financials, Information Technology, Health Care, and Consumer Discretionary detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused International Growth Fund (Institutional Class/WCMIX)	20.90%	4.63%	10.68%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMIX for the most recent performance information.
Net Assets	$ 20,113,553,568
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 169,842,703
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,113,553,568
Total number of portfolio holdings	39
Total advisory fees paid (net)	$169,842,703
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings

Siemens Energy A.G.	7.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Rolls-Royce Holdings PLC	5.5%
BAE Systems PLC	4.0%
Sea Ltd. - ADR	3.8%
ASML Holding N.V.	3.8%
Philip Morris International, Inc.	3.5%
Safran S.A.	3.5%
Mitsubishi Heavy Industries, Ltd.	3.3%
SAP S.E.	3.1%

Sector Allocation

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Siemens Energy A.G.	7.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Rolls-Royce Holdings PLC	5.5%
BAE Systems PLC	4.0%
Sea Ltd. - ADR	3.8%
ASML Holding N.V.	3.8%
Philip Morris International, Inc.	3.5%
Safran S.A.	3.5%
Mitsubishi Heavy Industries, Ltd.	3.3%
SAP S.E.	3.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000104483 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Growth Fund
Class Name	Investor Class
Trading Symbol	WCMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMRX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Growth Fund’s Investor Class (WCMRX) returned 20.56%, underperforming the MSCI ACWI ex US index by ~-1,182 basis points. The MSCI ACWI ex US index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Energy, Consumer Staples, Real Estate, and Health Care. Conversely, the Fund’s underweight exposure to Financials and Materials and overweight exposure to Communication Services detracted. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials was the primary contributor to relative performance. Conversely, selection in Financials, Information Technology, Health Care, and Consumer Discretionary detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused International Growth Fund (Investor Class/WCMRX)	20.56%	4.37%	10.40%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMRX for the most recent performance information.
Net Assets	$ 20,113,553,568
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 169,842,703
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,113,553,568
Total number of portfolio holdings	39
Total advisory fees paid (net)	$169,842,703
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings

Siemens Energy A.G.	7.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Rolls-Royce Holdings PLC	5.5%
BAE Systems PLC	4.0%
Sea Ltd. - ADR	3.8%
ASML Holding N.V.	3.8%
Philip Morris International, Inc.	3.5%
Safran S.A.	3.5%
Mitsubishi Heavy Industries, Ltd.	3.3%
SAP S.E.	3.1%

Sector Allocation

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Siemens Energy A.G.	7.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Rolls-Royce Holdings PLC	5.5%
BAE Systems PLC	4.0%
Sea Ltd. - ADR	3.8%
ASML Holding N.V.	3.8%
Philip Morris International, Inc.	3.5%
Safran S.A.	3.5%
Mitsubishi Heavy Industries, Ltd.	3.3%
SAP S.E.	3.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127812 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets Fund
Class Name	Investor Class
Trading Symbol	WFEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WFEMX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$173	1.50%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused Emerging Markets Fund’s Investor Class (WFEMX) returned 31.13%, underperforming the MSCI Emerging Markets index by ~-244 basis points. The MSCI Emerging Markets index returned 33.57% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Energy, Consumer Staples, and Health Care and overweight exposure to Industrials. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Materials and Information Technology. Materials, Information Technology, and Communication Services were the index’s three best performing sectors over the trailing 12 months while Real Estate, Consumer Staples and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Industrials, and Utilities were the primary contributors to relative performance. Conversely, selection in Consumer Discretionary, Financials, Consumer Staples, Energy, and Communication Services detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	31.13%	0.34%	8.79%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WFEMX for the most recent performance information.
Net Assets	$ 894,471,089
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,596,281
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$894,471,089
Total number of portfolio holdings	53
Total advisory fees paid (net)	$7,596,281
Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
Tencent Holdings, Ltd.	6.1%
Sea Ltd. - ADR	4.1%
Federal Bank, Ltd.	3.2%
Lite-On Technology Corp.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
Bizlink Holding, Inc.	2.9%
Inter & Co., Inc. - Class A	2.7%
Credicorp Ltd.	2.7%
Piraeus Bank S.A.	2.7%

Sector Allocation

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
Tencent Holdings, Ltd.	6.1%
Sea Ltd. - ADR	4.1%
Federal Bank, Ltd.	3.2%
Lite-On Technology Corp.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
Bizlink Holding, Inc.	2.9%
Inter & Co., Inc. - Class A	2.7%
Credicorp Ltd.	2.7%
Piraeus Bank S.A.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127811 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets Fund
Class Name	Institutional Class
Trading Symbol	WCMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMEX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused Emerging Markets Fund’s Institutional Class (WCMEX) returned 31.46%, underperforming the MSCI Emerging Markets index by ~-211 basis points. The MSCI Emerging Markets index returned 33.57% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Energy, Consumer Staples, and Health Care and overweight exposure to Industrials. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Materials and Information Technology. Materials, Information Technology, and Communication Services were the index’s three best performing sectors over the trailing 12 months while Real Estate, Consumer Staples and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Industrials, and Utilities were the primary contributors to relative performance. Conversely, selection in Consumer Discretionary, Financials, Consumer Staples, Energy, and Communication Services detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	31.46%	0.60%	8.97%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMEX for the most recent performance information.
Net Assets	$ 894,471,089
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,596,281
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$894,471,089
Total number of portfolio holdings	53
Total advisory fees paid (net)	$7,596,281
Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
Tencent Holdings, Ltd.	6.1%
Sea Ltd. - ADR	4.1%
Federal Bank, Ltd.	3.2%
Lite-On Technology Corp.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
Bizlink Holding, Inc.	2.9%
Inter & Co., Inc. - Class A	2.7%
Credicorp Ltd.	2.7%
Piraeus Bank S.A.	2.7%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
Tencent Holdings, Ltd.	6.1%
Sea Ltd. - ADR	4.1%
Federal Bank, Ltd.	3.2%
Lite-On Technology Corp.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
Bizlink Holding, Inc.	2.9%
Inter & Co., Inc. - Class A	2.7%
Credicorp Ltd.	2.7%
Piraeus Bank S.A.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000160892 [Member]
Shareholder Report [Line Items]
Fund Name	WCM InternationalSmall Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMSX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	$137	1.26%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM International Small Cap Growth Fund’s Institutional Class (WCMSX) returned 18.14%, underperforming the MSCI ACWI ex USA Small Cap index by ~-1,112 basis points. The MSCI ACWI ex USA Small Cap index returned 29.26% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Real Estate and Consumer Discretionary and overweight exposure to Financials. Conversely, the primary detractor from the Fund’s relative performance was its underweight exposure to Materials. Materials, Financials, and Industrials were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Consumer Discretionary, and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Consumer Discretionary, and Health Care contributed to relative performance. Conversely, selection in Information Technology, Communication Services, and Financials detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	18.14%	0.33%	11.40%
MSCI ACWI ex USA Small Cap Index	29.26%	6.91%	8.13%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMSX for the most recent performance information.
Net Assets	$ 313,305,081
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 2,789,740
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$313,305,081
Total number of portfolio holdings	82
Total advisory fees paid (net)	$2,789,740
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Lottomatica Group S.p.A.	2.7%
Scout24 S.E.	2.1%
Babcock International Group PLC	2.1%
Definity Financial Corp.	2.0%
Piraeus Bank S.A.	1.9%
Cranswick PLC	1.9%
Avio S.p.A.	1.8%
Embraer S.A.	1.8%
Baltic Classifieds Group PLC	1.7%
BAWAG Group A.G.	1.7%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lottomatica Group S.p.A.	2.7%
Scout24 S.E.	2.1%
Babcock International Group PLC	2.1%
Definity Financial Corp.	2.0%
Piraeus Bank S.A.	1.9%
Cranswick PLC	1.9%
Avio S.p.A.	1.8%
Embraer S.A.	1.8%
Baltic Classifieds Group PLC	1.7%
BAWAG Group A.G.	1.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215233 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SMID Quality Value Fund
Class Name	Investor Class
Trading Symbol	WCMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMJX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Investor Class/WCMJX)	$106	1.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM SMID Quality Value Fund’s Investor Class (WCMJX) returned -7.27%, underperforming the Russell 2500 Value index by ~-2,000 basis points. The Russell 2500 Value index returned 12.73% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Health Care and its underweight exposure to Real Estate and Consumer Staples. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Utilities and Financials. Information Technology, Utilities, and Health Care were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Consumer Discretionary were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Health Care, and Financials were the most significant detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM SMID Quality Value Fund (Investor Class/WCMJX)	-7.27%	5.76%	5.38%
Russell 2500 Value Index	12.73%	10.02%	9.71%
Russell 3000 Index	17.15%	13.15%	15.14%
[1]	Investor Class shares commenced operations on October 30, 2019.

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMJX for the most recent performance information.
Net Assets	$ 1,491,031
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 55,946
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,491,031
Total number of portfolio holdings	38
Total advisory fees paid (net)	$55,946
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
MKS, Inc.	5.1%
Addus HomeCare Corp.	4.9%
Jones Lang LaSalle, Inc.	4.9%
API Group Corp.	4.7%
Ensign Group, Inc.	4.2%
Element Solutions, Inc.	4.0%
GoDaddy, Inc. - Class A	4.0%
Wyndham Hotels & Resorts, Inc.	4.0%
YETI Holdings, Inc.	3.9%
ICU Medical, Inc.	3.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
MKS, Inc.	5.1%
Addus HomeCare Corp.	4.9%
Jones Lang LaSalle, Inc.	4.9%
API Group Corp.	4.7%
Ensign Group, Inc.	4.2%
Element Solutions, Inc.	4.0%
GoDaddy, Inc. - Class A	4.0%
Wyndham Hotels & Resorts, Inc.	4.0%
YETI Holdings, Inc.	3.9%
ICU Medical, Inc.	3.7%

Material Fund Change [Text Block]
Material Fund Changes
On January 13, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation for the WCM SMID Quality Value Fund (the "Fund"). The Plan of Liquidation authorized the termination, liquidation, and dissolution of the Fund. At the close of business on January 23, 2026, the Fund made a liquidating distribution to each remaining shareholder equal to the value of the shareholder's proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund's shares held by the shareholder, and the Fund was dissolved.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMJX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMJX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMJX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215234 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SMID Quality Value Fund
Class Name	Institutional Class
Trading Symbol	WCMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMFX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	$82	0.85%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM SMID Quality Value Fund’s Institutional Class (WCMFX) returned -7.00%, underperforming the Russell 2500 Value index by ~-1,973 basis points. The Russell 2500 Value index returned 12.73% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Health Care and its underweight exposure to Real Estate and Consumer Staples. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Utilities and Financials. Information Technology, Utilities, and Health Care were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Consumer Discretionary were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Health Care, and Financials were the most significant detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	-7.00%	6.06%	5.67%
Russell 2500 Value Index	12.73%	10.02%	9.71%
Russell 3000 Index	17.15%	13.15%	15.14%
[1]	Institutional Class shares commenced operations on October 30, 2019.

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMFX for the most recent performance information.
Net Assets	$ 1,491,031
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 55,946
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,491,031
Total number of portfolio holdings	38
Total advisory fees paid (net)	$55,946
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
MKS, Inc.	5.1%
Addus HomeCare Corp.	4.9%
Jones Lang LaSalle, Inc.	4.9%
API Group Corp.	4.7%
Ensign Group, Inc.	4.2%
Element Solutions, Inc.	4.0%
GoDaddy, Inc. - Class A	4.0%
Wyndham Hotels & Resorts, Inc.	4.0%
YETI Holdings, Inc.	3.9%
ICU Medical, Inc.	3.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
MKS, Inc.	5.1%
Addus HomeCare Corp.	4.9%
Jones Lang LaSalle, Inc.	4.9%
API Group Corp.	4.7%
Ensign Group, Inc.	4.2%
Element Solutions, Inc.	4.0%
GoDaddy, Inc. - Class A	4.0%
Wyndham Hotels & Resorts, Inc.	4.0%
YETI Holdings, Inc.	3.9%
ICU Medical, Inc.	3.7%

Material Fund Change [Text Block]
Material Fund Changes
On January 13, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation for the WCM SMID Quality Value Fund (the "Fund"). The Plan of Liquidation authorized the termination, liquidation, and dissolution of the Fund. At the close of business on January 23, 2026, the Fund made a liquidating distribution to each remaining shareholder equal to the value of the shareholder's proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund's shares held by the shareholder, and the Fund was dissolved.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCMFX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCMFX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMFX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215235 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMLX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Small Cap Growth Fund’s Institutional Class (WCMLX) returned 8.03%, underperforming the Russell 2000 Growth index by ~-498 basis points. The Russell 2000 Growth index returned 13.01% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Communication Services, Energy, and Financials. Conversely, the Fund’s overweight exposure to Consumer Discretionary and Consumer Staples and underweight exposure to Materials detracted. Materials, Health Care, and Industrials were the index’s three best performing sectors over the trailing 12 months while Communication Services, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Discretionary, Industrials, and Communication Services were the primary contributors to relative performance. Conversely, selection in Information Technology, Health Care, and Materials were the primary detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	8.03%	1.07%	7.18%
Russell 2000 Growth Index	13.01%	3.18%	8.93%
Russell 3000 Index	17.15%	13.15%	15.14%
[1]	Institutional Class shares commenced operations on October 30, 2019.

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMLX for the most recent performance information.
Net Assets	$ 43,645,263
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 78,943
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,645,263
Total number of portfolio holdings	71
Total advisory fees paid (net)	$78,943
Portfolio turnover rate as of the end of the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.9%
Evercore, Inc. - Class A	2.9%
SharkNinja, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.3%
Chefs' Warehouse, Inc.	2.1%
Novanta, Inc.	2.0%
Advanced Energy Industries, Inc.	2.0%
TopBuild Corp.	2.0%
Wingstop, Inc.	1.9%
Semtech Corp.	1.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.9%
Evercore, Inc. - Class A	2.9%
SharkNinja, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.3%
Chefs' Warehouse, Inc.	2.1%
Novanta, Inc.	2.0%
Advanced Energy Industries, Inc.	2.0%
TopBuild Corp.	2.0%
Wingstop, Inc.	1.9%
Semtech Corp.	1.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215236 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WCMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMNX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Small Cap Growth Fund’s Investor Class (WCMNX) returned 7.82%, underperforming the Russell 2000 Growth index by ~-519 basis points. The Russell 2000 Growth index returned 13.01% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Communication Services, Energy, and Financials. Conversely, the Fund’s overweight exposure to Consumer Discretionary and Consumer Staples and underweight exposure to Materials detracted. Materials, Health Care, and Industrials were the index’s three best performing sectors over the trailing 12 months while Communication Services, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Discretionary, Industrials, and Communication Services were the primary contributors to relative performance. Conversely, selection in Information Technology, Health Care, and Materials were the primary detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Small Cap Growth Fund (Investor Class/WCMNX)	7.82%	0.82%	6.92%
Russell 2000 Growth Index	13.01%	3.18%	8.93%
Russell 3000 Index	17.15%	13.15%	15.14%
[1]	Investor Class shares commenced operations on October 30, 2019.

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMNX for the most recent performance information.
Net Assets	$ 43,645,263
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 78,943
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,645,263
Total number of portfolio holdings	71
Total advisory fees paid (net)	$78,943
Portfolio turnover rate as of the end of the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.9%
Evercore, Inc. - Class A	2.9%
SharkNinja, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.3%
Chefs' Warehouse, Inc.	2.1%
Novanta, Inc.	2.0%
Advanced Energy Industries, Inc.	2.0%
TopBuild Corp.	2.0%
Wingstop, Inc.	1.9%
Semtech Corp.	1.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.9%
Evercore, Inc. - Class A	2.9%
SharkNinja, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.3%
Chefs' Warehouse, Inc.	2.1%
Novanta, Inc.	2.0%
Advanced Energy Industries, Inc.	2.0%
TopBuild Corp.	2.0%
Wingstop, Inc.	1.9%
Semtech Corp.	1.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218621 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Investor Class
Trading Symbol	WCQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCQGX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$168	1.52%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM China Quality Growth Fund’s Investor Class (WCQGX) returned 20.96%, underperforming the MSCI China All Shares index by ~-798 basis points. The MSCI China All Shares index returned 28.94% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Utilities, Financials, and Real Estate and overweight exposure to Communication Services. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Materials and overweight exposure to Industrials and Consumer Discretionary. Materials, Information Technology, and Communication Services were the index’s three best performing sectors over the trailing 12 months while Utilities, Consumer Staples, and Real Estate were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services and Industrials contributed to relative performance. Conversely, selection in Information Technology, Health Care, Consumer Discretionary, and Consumer Staples detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM China Quality Growth Fund (Investor Class/WCQGX)	20.96%	-6.18%	3.11%
MSCI China All Shares Index	28.94%	-2.45%	4.77%
[1]	Investor Class shares commenced operations on March 31, 2020.

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCQGX for the most recent performance information.
Net Assets	$ 1,704,247
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,704,247
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	13.3%
Contemporary Amperex Technology Co., Ltd. - Class A	7.1%
DiDi Global, Inc. - ADR	6.7%
Wasion Holdings Ltd.	5.4%
Prosus N.V. - ADR	5.3%
Alibaba Group Holding Ltd.	5.2%
China Merchants Bank Co., Ltd. - Class H	4.9%
Shengyi Technology Co., Ltd. - Class A	4.8%
Meitu, Inc.	4.1%
Shenzhen Inovance Technology Co., Ltd. - Class A	3.7%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	13.3%
Contemporary Amperex Technology Co., Ltd. - Class A	7.1%
DiDi Global, Inc. - ADR	6.7%
Wasion Holdings Ltd.	5.4%
Prosus N.V. - ADR	5.3%
Alibaba Group Holding Ltd.	5.2%
China Merchants Bank Co., Ltd. - Class H	4.9%
Shengyi Technology Co., Ltd. - Class A	4.8%
Meitu, Inc.	4.1%
Shenzhen Inovance Technology Co., Ltd. - Class A	3.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218622 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMCX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$140	1.27%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM China Quality Growth Fund’s Institutional Class (WCMCX) returned 21.19%, underperforming the MSCI China All Shares index by ~-775 basis points. The MSCI China All Shares index returned 28.94% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Utilities, Financials, and Real Estate and overweight exposure to Communication Services. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Materials and overweight exposure to Industrials and Consumer Discretionary. Materials, Information Technology, and Communication Services were the index’s three best performing sectors over the trailing 12 months while Utilities, Consumer Staples, and Real Estate were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services and Industrials contributed to relative performance. Conversely, selection in Information Technology, Health Care, Consumer Discretionary, and Consumer Staples detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM China Quality Growth Fund (Institutional Class/WCMCX)	21.19%	-5.94%	3.37%
MSCI China All Shares Index	28.94%	-2.45%	4.77%
[1]	Institutional Class shares commenced operations on March 31, 2020.

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMCX for the most recent performance information.
Net Assets	$ 1,704,247
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,704,247
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	13.3%
Contemporary Amperex Technology Co., Ltd. - Class A	7.1%
DiDi Global, Inc. - ADR	6.7%
Wasion Holdings Ltd.	5.4%
Prosus N.V. - ADR	5.3%
Alibaba Group Holding Ltd.	5.2%
China Merchants Bank Co., Ltd. - Class H	4.9%
Shengyi Technology Co., Ltd. - Class A	4.8%
Meitu, Inc.	4.1%
Shenzhen Inovance Technology Co., Ltd. - Class A	3.7%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	13.3%
Contemporary Amperex Technology Co., Ltd. - Class A	7.1%
DiDi Global, Inc. - ADR	6.7%
Wasion Holdings Ltd.	5.4%
Prosus N.V. - ADR	5.3%
Alibaba Group Holding Ltd.	5.2%
China Merchants Bank Co., Ltd. - Class H	4.9%
Shengyi Technology Co., Ltd. - Class A	4.8%
Meitu, Inc.	4.1%
Shenzhen Inovance Technology Co., Ltd. - Class A	3.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220167 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Equity Fund
Class Name	Institutional Class
Trading Symbol	WCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMVX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Institutional Class/WCMVX)	$102	0.85%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Equity Fund’s Institutional Class (WCMVX) returned 41.03%, outperforming the MSCI ACWI ex USA index by ~+865 basis points. The MSCI ACWI ex USA index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Consumer Staples and Real Estate and overweight exposure to Industrials. Conversely, the Fund’s underweight exposure to Materials and Information Technology and overweight exposure to Health Care detracted. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Information Technology, Communication Services, and Consumer Discretionary contributed to relative performance. Conversely, selection in Financials, Energy, and Consumer Staples detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Focused International Equity Fund (Institutional Class/WCMVX)	41.03%	10.28%	14.92%
MSCI ACWI ex USA Index	32.38%	7.91%	11.54%
[1]	Institutional Class shares commenced operations on June 29, 2020.

Performance Inception Date	Jun. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMVX for the most recent performance information.
Net Assets	$ 97,198,364
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,520
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$97,198,364
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,520
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.6%
Babcock International Group PLC	5.3%
Prosus N.V.	3.5%
Teva Pharmaceutical Industries Ltd. - ADR	3.1%
Siemens Energy A.G.	2.8%
Societe Generale S.A.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.6%
Brookfield Corp.	2.5%
Sony Group Corp. - ADR	2.4%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.6%
Babcock International Group PLC	5.3%
Prosus N.V.	3.5%
Teva Pharmaceutical Industries Ltd. - ADR	3.1%
Siemens Energy A.G.	2.8%
Societe Generale S.A.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.6%
Brookfield Corp.	2.5%
Sony Group Corp. - ADR	2.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220168 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Equity Fund
Class Name	Investor Class
Trading Symbol	WLIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WLIVX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Investor Class/WLIVX)	$132	1.10%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Equity Fund’s Investor Class (WLIVX) returned 40.74%, outperforming the MSCI ACWI ex USA index by ~+836 basis points. The MSCI ACWI ex USA index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Consumer Staples and Real Estate and overweight exposure to Industrials. Conversely, the Fund’s underweight exposure to Materials and Information Technology and overweight exposure to Health Care detracted. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Information Technology, Communication Services, and Consumer Discretionary contributed to relative performance. Conversely, selection in Financials, Energy, and Consumer Staples detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Focused International Equity Fund (Investor Class/WLIVX)	40.74%	10.00%	14.64%
MSCI ACWI ex USA Index	32.38%	7.91%	11.54%
[1]	Investor Class shares commenced operations on June 29, 2020.

Performance Inception Date	Jun. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WLIVX for the most recent performance information.
Net Assets	$ 97,198,364
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,520
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$97,198,364
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,520
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.6%
Babcock International Group PLC	5.3%
Prosus N.V.	3.5%
Teva Pharmaceutical Industries Ltd. - ADR	3.1%
Siemens Energy A.G.	2.8%
Societe Generale S.A.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.6%
Brookfield Corp.	2.5%
Sony Group Corp. - ADR	2.4%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.6%
Babcock International Group PLC	5.3%
Prosus N.V.	3.5%
Teva Pharmaceutical Industries Ltd. - ADR	3.1%
Siemens Energy A.G.	2.8%
Societe Generale S.A.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.6%
Brookfield Corp.	2.5%
Sony Group Corp. - ADR	2.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225976 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Opportunities Fund
Class Name	Investor Class
Trading Symbol	WCFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes the changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCFOX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$152	1.31%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Opportunities Fund’s Investor Class (WCFOX) returned 31.45%, underperforming the MSCI ACWI ex USA index by ~-93 basis points. The MSCI ACWI ex USA index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Health Care, Consumer Staples and Real Estate and overweight exposure to Industrials. Conversely, the primary detractors from the Fund’s relative performance were its overweight exposure to Information Technology and underweight exposure to Financials and Materials. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Materials, and Health Care were the primary contributors to relative performance. Conversely, selection in Financials, Consumer Discretionary, Information Technology, and Energy detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	31.45%	5.92%
MSCI ACWI ex USA Index	32.38%	7.49%
[1]	Investor Class shares commenced operations on March 30, 2021.

Performance Inception Date	Mar. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCFOX for the most recent performance information.
Net Assets	$ 51,239,235
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,239,235
Total number of portfolio holdings	55
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	4.4%
Rolls-Royce Holdings PLC	3.7%
Babcock International Group PLC	3.1%
Philip Morris International, Inc.	3.1%
Sea Ltd. - ADR	2.9%
Novo Nordisk A/S - Class B	2.5%
SK hynix, Inc.	2.5%
Heidelberg Materials A.G.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
Sartorius Stedim Biotech	2.4%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	4.4%
Rolls-Royce Holdings PLC	3.7%
Babcock International Group PLC	3.1%
Philip Morris International, Inc.	3.1%
Sea Ltd. - ADR	2.9%
Novo Nordisk A/S - Class B	2.5%
SK hynix, Inc.	2.5%
Heidelberg Materials A.G.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
Sartorius Stedim Biotech	2.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025 (the “Effective Date”), WCM Investment Management, LLC (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses from 1.50% to 1.25% of the average daily net assets of the Fund.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCFOX or upon request at (888) 988-9801.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025 (the “Effective Date”), WCM Investment Management, LLC (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses from 1.50% to 1.25% of the average daily net assets of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCFOX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCFOX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225977 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WCMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMOX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$123	1.06%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Opportunities Fund’s Institutional Class (WCMOX) returned 31.80%, underperforming the MSCI ACWI ex USA index by ~-58 basis points. The MSCI ACWI ex USA index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Health Care, Consumer Staples and Real Estate and overweight exposure to Industrials. Conversely, the primary detractors from the Fund’s relative performance were its overweight exposure to Information Technology and underweight exposure to Financials and Materials. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Materials, and Health Care were the primary contributors to relative performance. Conversely, selection in Financials, Consumer Discretionary, Information Technology, and Energy detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	31.80%	6.21%
MSCI ACWI ex USA Index	32.38%	7.49%
[1]	Institutional Class shares commenced operations on March 30, 2021.

Performance Inception Date	Mar. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMOX for the most recent performance information.
Net Assets	$ 51,239,235
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,239,235
Total number of portfolio holdings	55
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	4.4%
Rolls-Royce Holdings PLC	3.7%
Babcock International Group PLC	3.1%
Philip Morris International, Inc.	3.1%
Sea Ltd. - ADR	2.9%
Novo Nordisk A/S - Class B	2.5%
SK hynix, Inc.	2.5%
Heidelberg Materials A.G.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
Sartorius Stedim Biotech	2.4%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	4.4%
Rolls-Royce Holdings PLC	3.7%
Babcock International Group PLC	3.1%
Philip Morris International, Inc.	3.1%
Sea Ltd. - ADR	2.9%
Novo Nordisk A/S - Class B	2.5%
SK hynix, Inc.	2.5%
Heidelberg Materials A.G.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
Sartorius Stedim Biotech	2.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025 (the “Effective Date”), WCM Investment Management, LLC (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses from 1.25% to 1.00% of the average daily net assets of the Fund.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCMOX or upon request at (888) 988-9801.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025 (the “Effective Date”), WCM Investment Management, LLC (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses from 1.25% to 1.00% of the average daily net assets of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCMOX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMOX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000255791 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Class Y
Trading Symbol	WMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WMVYX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)	$64	0.66%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Mid Cap Quality Value Fund’s Y Class (WMVYX) returned -7.14%, underperforming the Russell Midcap Value index by ~-1,819 basis points. The Russell Midcap Value index returned 11.05% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Industrials and underweight exposure to Consumer Staples and Energy. Conversely, the Fund’s underweight exposure to Communication Services, Financials, and Utilities detracted. Information Technology, Communication Services, and Financials were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Consumer Discretionary, Financials, Health Care, and Materials detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)[2]	-7.14%	6.15%
Russell Midcap Value Index	11.05%	9.91%
Russell 3000 Index	17.15%	17.41%
[1]	Class Y shares commenced operations on November 29, 2024.
[2]
The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in expenses related to Institutional Class shares and Class Y shares. Institutional Class shares impose higher expenses than Class Y shares.

Performance Inception Date	Nov. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WMVYX for the most recent performance information.
Net Assets	$ 4,485,364
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,485,364
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237215 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Institutional Class
Trading Symbol	WCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMAX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	$72	0.75%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Mid Cap Quality Value Fund’s Institutional Class (WCMAX) returned -7.23%, underperforming the Russell Midcap Value index by ~-1,828 basis points. The Russell Midcap Value index returned 11.05% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Industrials and underweight exposure to Consumer Staples and Energy. Conversely, the Fund’s underweight exposure to Communication Services, Financials, and Utilities detracted. Information Technology, Communication Services, and Financials were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Consumer Discretionary, Financials, Health Care, and Materials detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	-7.23%	5.87%
Russell Midcap Value Index	11.05%	9.91%
Russell 3000 Index	17.15%	17.41%
[1]	Institutional Class shares commenced operations on July 28, 2022.

Performance Inception Date	Jul. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMAX for the most recent performance information.
Net Assets	$ 4,485,364
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,485,364
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237216 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Investor Class
Trading Symbol	WMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WMIDX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	$95	0.99%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Mid Cap Quality Value Fund’s Investor Class (WMQVX) returned -7.47%, underperforming the Russell Midcap Value index by ~-1,852 basis points. The Russell Midcap Value index returned 11.05% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Industrials and underweight exposure to Consumer Staples and Energy. Conversely, the Fund’s underweight exposure to Communication Services, Financials, and Utilities detracted. Information Technology, Communication Services, and Financials were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Consumer Discretionary, Financials, Health Care, and Materials detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	-7.47%	5.60%
Russell Midcap Value Index	11.05%	9.91%
Russell 3000 Index	17.15%	17.41%
[1]	Investor Class shares commenced operations on July 28, 2022.

Performance Inception Date	Jul. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WMIDX for the most recent performance information.
Net Assets	$ 4,485,364
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,485,364
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238736 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets ex China Fund
Class Name	Investor Class
Trading Symbol	WCFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCFEX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$179	1.50%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the Focused Emerging Markets ex China Fund’s Investor Class (WCFEX) returned 39.15%, outperforming the MSCI Emerging Markets ex China index by ~+454 basis points. The MSCI Emerging Markets ex China index returned 34.61% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while selection detracted.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Consumer Staples, Energy, and Health Care and overweight exposure to Industrials. Conversely, the Fund’s underweight exposure to Information Technology and Materials and overweight exposure to Utilities and Financials detracted. Information Technology, Materials, and Industrials were the index’s three best performing sectors over the trailing 12 months while Health Care, Real Estate, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Industrials, and Utilities were the primary contributors to relative performance. Conversely, selection in Financials, Communication Services, and Health Care detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	39.15%	26.76%
MSCI Emerging Markets ex China Index	34.61%	18.60%
[1]	Investor Class shares commenced operations on December 29, 2022.

Performance Inception Date	Dec. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCFEX for the most recent performance information.
Net Assets	$ 27,557,871
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,557,871
Total number of portfolio holdings	46
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
SK hynix, Inc.	4.8%
Sea Ltd. - ADR	4.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.2%
Federal Bank, Ltd.	4.1%
Lite-On Technology Corp.	3.3%
Bizlink Holding, Inc.	3.3%
Meesho Ltd.	3.3%
Inter & Co., Inc. - Class A	2.7%
SK Square Co., Ltd.	2.6%

Sector Allocation

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
SK hynix, Inc.	4.8%
Sea Ltd. - ADR	4.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.2%
Federal Bank, Ltd.	4.1%
Lite-On Technology Corp.	3.3%
Bizlink Holding, Inc.	3.3%
Meesho Ltd.	3.3%
Inter & Co., Inc. - Class A	2.7%
SK Square Co., Ltd.	2.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238735 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	WCMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMWX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$150	1.25%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the Focused Emerging Markets ex China Fund’s Institutional Class (WCMWX) returned 39.49%, outperforming the MSCI Emerging Markets ex China index by ~+488 basis points. The MSCI Emerging Markets ex China index returned 34.61% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while selection detracted.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Consumer Staples, Energy, and Health Care and overweight exposure to Industrials. Conversely, the Fund’s underweight exposure to Information Technology and Materials and overweight exposure to Utilities and Financials detracted. Information Technology, Materials, and Industrials were the index’s three best performing sectors over the trailing 12 months while Health Care, Real Estate, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Industrials, and Utilities were the primary contributors to relative performance. Conversely, selection in Financials, Communication Services, and Health Care detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	39.49%	27.07%
MSCI Emerging Markets ex China Index	34.61%	18.60%
[1]	Institutional Class shares commenced operations on December 29, 2022.

Performance Inception Date	Dec. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMWX for the most recent performance information.
Net Assets	$ 27,557,871
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,557,871
Total number of portfolio holdings	46
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
SK hynix, Inc.	4.8%
Sea Ltd. - ADR	4.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.2%
Federal Bank, Ltd.	4.1%
Lite-On Technology Corp.	3.3%
Bizlink Holding, Inc.	3.3%
Meesho Ltd.	3.3%
Inter & Co., Inc. - Class A	2.7%
SK Square Co., Ltd.	2.6%

Sector Allocation

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
SK hynix, Inc.	4.8%
Sea Ltd. - ADR	4.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.2%
Federal Bank, Ltd.	4.1%
Lite-On Technology Corp.	3.3%
Bizlink Holding, Inc.	3.3%
Meesho Ltd.	3.3%
Inter & Co., Inc. - Class A	2.7%
SK Square Co., Ltd.	2.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.